Income Taxes - Schedule of Current and Deferred Portions of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Schedule of Components of Income Tax Expenses Benefit [Abstract]
Current income tax expense/(benefit)			¥ (20)	¥ 78
Deferred tax benefit	(801)	$ (110)	(907)	(989)
Income tax credit, net	¥ (801)	$ (110)	¥ (927)	¥ (911)